Net Loss Per Share - Computation of diluted net loss (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shares excluded from the computation of diluted net loss per share
Total antidilutive shares	5,075,000	4,250,000	5,374	4,300	3,207
RSU
Shares excluded from the computation of diluted net loss per share
Total antidilutive shares	1,386,000	43,000	1,416	37
Stock Options
Shares excluded from the computation of diluted net loss per share
Total antidilutive shares	3,419,000	4,207,000	3,958	4,263	3,207
Other awards
Shares excluded from the computation of diluted net loss per share
Total antidilutive shares	270,000